MAINSTAY FUNDS TRUST

MainStay Absolute Return Multi-Strategy Fund

Supplement dated February 28, 2018 (“Supplement”) to the Prospectus,

Summary Prospectus and Statement of Additional Information (“SAI”),

dated August 28, 2017 as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus, Summary Prospectus and SAI.

Effective immediately, the following changes will occur:

Michael Kimble will no longer serve as a portfolio manager of MainStay Absolute Return Multi-Strategy Fund. All references to Mr. Kimble are deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.